Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of balance of treasury shares

The balance of treasury shares as of December 31, 2023 is as follows (in number of shares):

	12/31/2023	12/31/2022
Balance of unrestricted shares held in treasury	16,195,439	19,974,556
Balance of treasury shares granted with right of use (see note 20.b)	9,515,384	6,184,427
Total balance of treasury shares as of December 31, 2023	25,710,823	26,158,983

Balance and changes in other reserves

Balance and changes in Accumulated other comprehensive income of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial investments	Actuarial gain/(loss) of post-employment benefits (ii)	Non-controlling shareholders interest change (iii)	Others	Total
Balance as at December 31, 2020	(609,277)	269	(53,351)	197,369	-	(464,990)
Changes in fair value of financial instruments	12,036	(672)	-	-	-	11,364
IRPJ and CSLL on fair value	(4,060)	-	-	-	-	(4,060)
Actuarial gains of post-employment benefits of subsidiaries	-	-	49,550	-	-	49,550
IRPJ and CSLL on actuarial gains	-	-	(14,002)	-	-	(14,002)
Balance as of December 31, 2021	(601,301)	(403)	(17,803)	197,369	-	(422,138)
Changes in fair value of financial instruments	910,804	403	-	-	747	911,954
IRPJ and CSLL on fair value	(309,503)	-	-	-	-	(309,503)
Actuarial gains of post-employment benefits of subsidiaries	-	-	(610)	-	-	(610)
IRPJ and CSLL on actuarial gains	-	-	271	-	-	271
As of December 31, 2022	-	-	(18,142)	197,369	747	179,974
Changes in fair value of financial instruments	(11,375)	-	-	-	284	(11,091)
IRPJ and CSLL on fair value	3,691	-	-	-	-	3,691
Actuarial gains of own and subsidiaries’ post-employment benefits	-	-	(28,710)	-	-	(28,710)
IRPJ and CSLL on actuarial gains	-	-	10,244	-	-	10,244
As of December 31, 2023	(7,684)	-	(36,608)	197,369	1,031	154,108

Balance and changes in cumulative translation adjustments

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2023	2022	2021
Initial balance	-	304,645	231,596
Currency translation adjustment of foreign subsidiaries	-	(269,482)	97,113
Effect of foreign currency exchange rate variation on notes in the foreign market	-	80,057	(36,461)
IRPJ and CSLL on foreign currency exchange rate variation on notes in the foreign market	-	(27,219)	12,397
Reclassification to income due to sale of investment	-	(88,001)	-
Final balance	-	-	304,645

Summary of Balances and Changes in Consolidated Dividends Payable

Changes in dividends payable are as follows:

Balance as of December 31, 2020	442,133
Provisions	478,366
Prescribed dividends	(11,816)
Payments	(705,753)
Reclassification to liabilities of subsidiaries held for sale	(70)
Balance as of December 31, 2021	202,860
Provisions	429,964
Prescribed dividends	(2,948)
Payments	(581,351)
Balance as of December 31, 2022	48,525
Provisions	688,189
Prescribed dividends	(2,048)
Payments	(400,025)
Balance as of December 31, 2023	334,641

Dividends and Allocation of Net Income

The management's proposal for the allocation of net income for 2023 and for distribution of dividends is as follows:

Allocation of net income	12/31/2023	12/31/2022	12/31/2021
Net income for the year attributable to shareholders of Ultrapar	2,439,795	1,800,839	850,463
Legal reserve (5% of the net income)	(121,990)	(90,042)	(42,523)
Adjusted net income (basis for dividends)	2,317,805	1,710,797	807,940

Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022, and 50% of the adjusted net income in 2021)	579,451	427,699	403,970
Total distribution	579,451	427,699	403,970
Interim dividends already distributed (R$ 0.25 per share in 2023 and R$ 0.20 per share in 2021)	(273,798)	-	(218,074)
Interest on capital, net of income tax, already paid (R$ 0.35 per share in 2022) (*)	-	(396,314)	-
Additional dividends to the minimum mandatory dividends	134,031	78,130	-
Balance of proposed dividends payable (R$ 0.40 per share in 2023, and R$ 0.10 per share in 2022, and R$ 0.17 per share in 2021)	439,684	109,515	185,896

Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022, and 50% of the adjusted net income in 2021)	579,451	427,699	185,896
Balance of proposed dividends	134,031	78,130	185,896

Allocation of net income
Legal reserve (5% of the net income)	121,990	90,042	42,523
Statutory reserve	1,604,323	1,204,968	403,970
Interim dividends	273,798	-	-
Interest on capital, net of income tax, already paid (R$ 0.35 per share) (*)	-	396,314	-
Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022 (-) interim dividends, 50% of the adjusted net income in 2021)	305,653	31,385	403,970
Additional dividends to the minimum mandatory dividends	134,031	78,130	-
Total distribution of net income for the year attributable to shareholders of Ultrapar	2,439,795	1,800,839	850,463

(*) The gross amount of interest on capital was R$ 450,004